Capitalized Development Cost and Other Long-Term Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Capitalized Development Cost and Other Long-Term Assets [Abstract]
Schedule of Capitalized Cost and Other Long-Term Assets	Capitalized cost and other long-term assets consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022
Capitalized development cost and other long-term assets	9,308	7,266
Other receivables	-	1,272
Total	9,308	8,538
$8.5 million and $5.3 million of long-term assets as outlined in the table below:
	Year Ended December 31,
	2022	2021
	(in thousands)
Capitalized development cost and other long-term assets	$7,266	$3,286
Notes receivables and other long term prepaids	1,272	2,045
	$8,538	$5,331